ACQUISITIONS (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 17, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
iKang Shanghai Jianwei
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 1,249
Acquisition-related costs	0
Net tangible assets:
Current assets	39
Non-current assets	463
Deferred tax assets	274
Total	776
Goodwill	396
Deferred tax liability	(26)
Total	473
Total consideration	1,249
Net revenue		3,116	1,122	$ 300
Net (loss) income		$ 527	$ (773)	$ (647)
iKang Shanghai Jianwei | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 71
Estimated useful lives	5 years 3 months 18 days
iKang Shanghai Jianwei | Operating license
Net tangible assets:
Intangible assets acquired	$ 32
Estimated useful lives	1 year 4 months 24 days